Related Party Balances And Transactions - Additional Information (Detail) - Shanghai Autohome Financing Lease Co., Ltd [Member] - CNY (¥)	1 Months Ended	6 Months Ended
	Sep. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Acquired equity interest percentage	50.00%	25.00%
Purchase consideration	¥ 206,000,000	¥ 90,000,000